Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on plan assets	$ 1,232	$ 761
Pension plan [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	5	(1)
Financial assumptions	2,033	798
Experience assumptions	(263)	(106)
Net actuarial gains (losses) on plan assets	(1,592)	479
Changes in asset ceiling excluding interest income	2
Net remeasurement gains (losses) recognized in OCI	185	1,170
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions		16
Financial assumptions	106	42
Experience assumptions	4	6
Net remeasurement gains (losses) recognized in OCI	$ 110	$ 64